Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,996,875
Previously Paid Amount	0
Total Fee Amount	2,908.42
Total Offset Amount	0
Net Fee	$ 2,908.42